Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Offsetting Financial Assets and Financial Liabilities [Abstract]
Offsetting [text block table]	Assets Dec 31, 2024 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 54,483 (14,429) 40,053 0 0 (39,831) 223 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 749 0 749 0 0 (749) 0 Securities borrowed (enforceable) 32 0 32 0 0 (32) 0 Securities borrowed (non-enforceable) 11 0 11 0 0 0 11 Financial assets at fair value through profit or loss (enforceable) 615,693 (232,705) 382,988 (231,243) (33,729) (108,134) 9,882 Of which: Positive market values from derivative financial instruments (enforceable) 298,563 (16,164) 282,399 (229,605) (33,689) (9,392) 9,713 Financial assets at fair value through profit or loss (non-enforceable) 162,908 0 162,908 0 (1,303) (6,993) 154,611 Of which: Positive market values from derivative financial instruments (non-enforceable) 9,400 0 9,400 0 (1,188) (1,344) 6,868 Total financial assets at fair value through profitor loss 778,601 (232,705) 545,895 (231,243) (35,032) (115,127) 164,494 Loans at amortized cost 483,897 0 483,897 0 (10,836) (72,983) 400,078 Other assets 105,704 (4,526) 101,178 (24,750) (52) (30) 76,346 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 362 (25) 337 (210) (52) (30) 45 Remaining assets subject to netting 2,786 0 2,786 0 0 0 2,786 Remaining assets not subject to netting 216,430 0 216,430 0 (623) (4,438) 211,369 Total assets 1,642,694 (251,661) 1,391,033 (255,993) (46,543) (233,190) 855,307 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2024 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 667,700 0 667,700 0 0 0 667,700 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 16,819 (14,429) 2,390 0 0 (2,390) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 1,350 0 1,350 0 0 (123) 1,227 Securities loaned (enforceable) 1 0 1 0 0 (1) 0 Securities loaned (non-enforceable) 1 0 1 0 0 (1) 0 Financial liabilities at fair value through profit or loss (enforceable) 609,711 (232,683) 377,028 (230,472) (23,677) (66,495) 56,383 Of which: Negative market values from derivative financial instruments (enforceable) 284,351 (16,613) 267,738 (228,718) (23,677) (2,458) 12,884 Financial liabilities at fair value through profit or loss (non-enforceable) 35,382 0 35,382 0 (607) (3,332) 31,442 Of which: Negative market values from derivative financial instruments (non-enforceable) 8,672 0 8,672 0 (607) (142) 7,923 Total financial liabilities at fair value through profitor loss 645,092 (232,683) 412,409 (230,472) (24,285) (69,828) 87,825 Other liabilities 100,165 (4,549) 95,616 (37,086) (91) (101) 58,338 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 1,699 (24) 1,676 (1,098) (91) (101) 386 Remaining liabilities not subject to netting 129,700 0 129,700 0 (6) 0 129,694 Total liabilities 1,560,829 (251,661) 1,309,168 (267,559) (24,382) (72,444) 944,784 Assets Dec 31, 2023 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 21,574 (9,999) 11,574 0 0 (11,491) 84 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 3,151 0 3,151 0 0 (2,270) 881 Securities borrowed (enforceable) 33 0 33 0 0 (33) 0 Securities borrowed (non-enforceable) 6 0 6 0 0 0 6 Financial assets at fair value through profit or loss (enforceable) 513,839 (199,135) 314,704 (197,447) (32,109) (74,885) 10,263 Of which: Positive market values from derivative financial instruments (enforceable) 259,177 (15,657) 243,520 (195,517) (32,092) (5,766) 10,145 Financial assets at fair value through profit or loss (non-enforceable) 150,569 0 150,569 0 (1,227) (10,167) 139,174 Of which: Positive market values from derivative financial instruments (non-enforceable) 8,357 0 8,357 0 (1,101) (1,077) 6,178 Total financial assets at fair value through profitor loss 664,408 (199,135) 465,273 (197,447) (33,337) (85,052) 149,437 Loans at amortized cost 479,353 0 479,353 0 (11,317) (69,594) 398,442 Other assets 123,694 (8,997) 114,697 (24,019) (79) (13) 90,587 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 911 (42) 869 (644) (79) (13) 133 Remaining assets subject to netting 1,805 0 1,805 0 0 0 1,805 Remaining assets not subject to netting 241,373 0 241,373 0 (73) (3,533) 237,767 Total assets 1,535,397 (218,131) 1,317,266 (221,466) (44,805) (171,985) 879,010 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2023 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 625,486 0 625,486 0 0 0 625,486 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 11,890 (9,999) 1,891 0 0 (1,891) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 1,147 0 1,147 0 0 (51) 1,096 Securities loaned (enforceable) 3 0 3 0 0 (3) 0 Securities loaned (non-enforceable) 0 0 0 0 0 0 0 Financial liabilities at fair value through profit or loss (enforceable) 540,811 (199,160) 341,651 (197,940) (21,990) (68,806) 52,915 Of which: Negative market values from derivative financial instruments (enforceable) 245,627 (16,140) 229,487 (195,978) (21,990) (2,608) 8,910 Financial liabilities at fair value through profit or loss (non-enforceable) 24,843 0 24,843 0 (785) (4,485) 19,572 Of which: Negative market values from derivative financial instruments (non-enforceable) 8,792 0 8,792 0 (723) (191) 7,878 Total financial liabilities at fair value through profitor loss 565,654 (199,160) 366,494 (197,940) (22,776) (73,292) 72,487 Other liabilities 121,990 (8,972) 113,018 (33,574) (23) (1) 79,419 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 254 (20) 233 (182) (23) (1) 26 Remaining liabilities not subject to netting 132,896 0 132,896 0 0 0 132,896 Total liabilities 1,459,066 (218,131) 1,240,935 (231,514) (22,799) (75,239) 911,384